Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency items Beginning balance	$ 738	$ 610
Foreign currency items, Net current period change	52	128
Foreign currency items, Reclassification adjustments:
Foreign currency items, Reclassification adjustments for gains (losses) reclassified into income	0	0
Foreign currency items, Ending balance	790	738	610
Unrealized gains/(losses) on securities, Beginning balance	616	1,236
Unrealized gains/(losses) on securities, Net current period change	59	(283)
Unrealized gains/(losses) on securities, Reclassification adjustments:
Unrealized gains/(losses) on securities, Reclassification adjustments for gains (losses) reclassified into income	(648)	(350)	(296)
Unrealized gains/(losses) on securities, Ending balance	27	616	1,236
Defined Benefit pension plan, Beginning balance	(1,188)	(642)
Defined Benefit pension plan, Net current period change	234	(546)
Defined Benefit pension plan, Reclassification adjustments:
Defined Benefit pension plan, Reclassification adjustments for gains (losses) reclassified into income	0	0
Defined Benefit pension plan, Ending balance	(954)	(1,188)	(642)
Accumulated other comprehensive income, Beginning balance	166	1,204
Accumulated other comprehensive income, Net current period change	345	(723)
Accumulated other comprehensive income, Reclassification adjustments:
Accumulated other comprehensive income, Reclassification adjustments for gains (losses) reclassified into income	(648)	(315)
Accumulated other comprehensive income, Ending balance	$ (137)	$ 166	$ 1,204